COMMITMENTS & CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments Contingencies Details Narrative
Rent expense	$ 42,852	$ 42,581	$ 78,565	$ 65,623